Goodwill and Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended	6 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Mar. 31, 2013
Amortizable
Gross Carrying Amount	$ 809,064	976,952	$ 454,157
Accumulated Amortization	116,728	166,484	44,155
Non-Amortizable
Gross carrying amount of intangible assets	831,684	1,004,572	485,587
Trade names
Non-Amortizable
Gross Carrying Amount	22,620	27,620
Customer relationships
Amortizable
Gross Carrying Amount	697,405	761,992	405,160
Accumulated Amortization	83,261	119,439	30,959
Useful Lives	9 years
Customer relationships | Minimum
Amortizable
Useful Lives	3 years	3 years
Customer relationships | Maximum
Amortizable
Useful Lives	20 years	20 years
Customer relationships | Weighted average
Amortizable
Useful Lives		9 years
Pipeline capacity rights
Amortizable
Gross Carrying Amount		94,800
Accumulated Amortization		942
Useful Lives	30 years	30 years
Water facility development agreement
Amortizable
Gross Carrying Amount	14,000	14,000
Accumulated Amortization	2,100	3,500
Useful Lives	5 years	5 years
Executory contracts and other agreements
Amortizable
Gross Carrying Amount	23,920	23,920
Accumulated Amortization	13,190	16,367
Executory contracts and other agreements | Minimum
Amortizable
Useful Lives		5 years
Executory contracts and other agreements | Maximum
Amortizable
Useful Lives		10 years
Non-compete agreements
Amortizable
Gross Carrying Amount	14,161	14,412	11,509
Accumulated Amortization	6,388	8,302	2,871
Non-compete agreements | Minimum
Amortizable
Useful Lives	2 years	2 years
Non-compete agreements | Maximum
Amortizable
Useful Lives	7 years	7 years
Trade names
Amortizable
Gross Carrying Amount	15,489	14,539	2,784
Accumulated Amortization	3,081	5,197	326
Non-Amortizable
Gross Carrying Amount	22,620		31,430
Trade names | Minimum
Amortizable
Useful Lives	2 years	2 years
Trade names | Maximum
Amortizable
Useful Lives	10 years	10 years
Debt issuance costs
Amortizable
Gross Carrying Amount	44,089	53,289	19,494
Accumulated Amortization	$ 8,708	12,737	$ 2,981
Debt issuance costs | Minimum
Amortizable
Useful Lives	5 years	5 years
Debt issuance costs | Maximum
Amortizable
Useful Lives	10 years	10 years